Other Non-Current Assets - Summary of Other Non-Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Total	$ 148,287	$ 140,633